Cost of revenue	6 Months Ended
Jun. 30, 2026
Analysis of income and expense [abstract]
Cost of revenue	22 Cost of revenue
The total cost of revenue recognized as an expense in the interim consolidated profit or loss for the six months ended June 30, 2026 amounted to USD42,428 thousand (For the six months ended June 30, 2025: USD38,063 thousand), comprising primarily USD41,871 thousand (For the six months ended June 30, 2025: USD37,639 thousand) of cost of inventory (note 8), and USD557 thousand (For the six months ended June 30, 2025: USD424 thousand) of expenses associated with third-party sales, representing compensation paid to sellers for lost, damaged or late delivery items. Fulfillment expenses are presented separately in note 23.